Investment Properties (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Investment Properties
Changes in investment properties for the years ended December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	2021
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	539,903	￦	1,341,326	￦	46,547	￦	1,927,776
Less: Accumulated depreciation		(1,568)		(557,755)		—		(559,323)

Beginning, net	￦	538,335	￦	783,571	￦	46,547	￦	1,368,453
Acquisition		171,872		42,151		56,351		270,374
Disposal and termination		(17,133)		(4,862)		—		(21,995)
Depreciation		—		(47,754)		—		(47,754)
Transfer from(to) property and equipment		59,848		73,096		—		132,944
Changes in scope of consolidation		5,262		1,779		—		7,041
Transfer and others		55,579		(7,891)		(36,097)		11,591

Ending, net	￦	813,763	￦	840,090	￦	66,801	￦	1,720,654

Acquisition cost	￦	815,331	￦	1,424,066	￦	66,801	￦	2,306,198
Less: Accumulated depreciation		(1,568)		(583,976)		—		(585,544)

( i n millions of Korean won)	2022
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	815,331	￦	1,424,066	￦	66,801	￦	2,306,198
Less: Accumulated depreciation		(1,568)		(583,976)		—		(585,544)

Beginning, net		813,763		840,090		66,801		1,720,654
Acquisition		14,569		17,351		55,478		87,398
Disposal and termination		(14,725)		(5,858)		(17)		(20,600)
Depreciation		—		(47,004)		—		(47,004)
Transfer from(to) property and equipment		63,278		140,229		2,676		206,183
Changes in consolidation scope
Transfer and others		2,907		(28,350)		12,170		(13,273)

Ending, net	￦	879,792	￦	916,458	￦	137,108	￦	1,933,358

Acquisition cost	￦	881,360	￦	1,577,736	￦	137,108	￦	2,596,204
Less: Accumulated depreciation		(1,568)		(661,278)		—		(662,846)

Summary of Investment Properties Provided as Collateral
Details of investment properties provided as collateral as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	December 31, 2021
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	828,103	￦	72,910	Deposits	￦	63,012
Land and Buildings	￦	2,883	￦	3,688	Borrowings	￦	2,728

( i n millions of Korean won)	December 31, 2022
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	460,166	￦	61,733	Deposits	￦	52,662
Land and Buildings	￦	2,546	￦	3,326	Borrowings	￦	2,772